Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

(202) 737-8833 (phone)

(202) 737-5184 (fax)

January 3, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The AB Portfolios

• AB Wealth Appreciation Strategy

• AB All Market Total Return Portfolio

• AB Sustainable Thematic Balanced Portfolio

• AB Tax-Managed Wealth Appreciation Strategy

• AB Tax-Managed All Market Income Portfolio

(File Nos. 33-12988 and 811-05088)

Ladies and Gentlemen:

On behalf of the above-referenced series of The AB Portfolios (the "Portfolios"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and the Statement of Additional Information for the Portfolios that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Portfolios' registration statement that was filed electronically with the Securities and Exchange Commission on December 28, 2022.

If you have any questions regarding the foregoing, please call me at the above referenced number.

Sincerely,

/s/ Joseph J. Nardello
Joseph J. Nardello